Schedule of investments
Delaware Tax–Free New York II Fund	September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.05%
Corporate Revenue Bonds — 3.02%
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 1.53% 6/1/60^	39,600,000	$1,797,840
New York City Industrial Development Agency Revenue
(Queens Baseball Stadium) 6.125% 1/1/29(AGC)	1,160,000	1,165,591
Westchester Tobacco Asset Securitization
(Subordinate) Series C 5.00% 6/1/45	750,000	781,643
		3,745,074
Education Revenue Bonds — 25.14%
Build NYC Resource, New York
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49#	700,000	733,243
Dutchess County Local Development Revenue
(Vassar College Project)
5.00% 7/1/35	1,000,000	1,214,270
5.00% 7/1/36	1,000,000	1,210,150
5.00% 7/1/37	1,000,000	1,206,730
Madison County Capital Resource Revenue
(Colgate University Refunding Project)
5.00% 7/1/35	1,000,000	1,167,130
Series B 5.00% 7/1/39	1,000,000	1,158,600
Monroe County Industrial Development Revenue
(University Of Rochester) Series A 5.00% 7/1/37	1,000,000	1,208,850
New York State Dormitory Authority Revenue
5.625% 10/1/29(AGC)	375,000	376,583
(Colgate University) 6.00% 7/1/21(NATL)	525,000	547,927
(Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	60,984
Series A 5.00% 7/1/37	2,200,000	2,664,552
Series A 5.00% 7/1/42	1,645,000	1,947,433
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,431,120
Series A 5.00% 7/1/39	2,000,000	2,417,480

(School Districts Financing Program) 5.00% 10/1/42(AGM)	3,565,000	4,261,351
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Schedule of investments
Delaware Tax–Free New York II Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)

(Skidmore College) Series A 5.00% 7/1/27	500,000	$515,620
(Vaughn College Of Aeronautics And Technology) 144A 5.50% 12/1/46#	300,000	297,510
Onondaga Civic Development Revenue
(Le Moyne College Project) Series B 4.00% 7/1/38	255,000	269,711
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	4,350,973
5.00% 7/1/48	1,000,000	1,209,910
Schenectady County Capital Resource Revenue
(Union College Project) 5.00% 1/1/40	1,100,000	1,302,565
Yonkers Economic Development
(Charter School Of Educational Excellence Project) Series A 5.00% 10/15/49	640,000	669,824
		31,222,516
Electric Revenue Bonds — 7.47%
Build NYC Resource, New York
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33(AMT)#	500,000	530,870
Long Island Power Authority Electric System Revenue
5.00% 9/1/39	2,000,000	2,495,080
5.00% 9/1/42	2,000,000	2,427,000
Series A 5.00% 9/1/44	1,200,000	1,373,328
Series B 5.00% 9/1/41	1,000,000	1,194,290
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	625,000	453,906
Series TT 5.00% 7/1/32 ‡	1,120,000	798,000
		9,272,474
Healthcare Revenue Bonds — 1.68%
Nassau County Industrial Development Agency
(Amsterdam House Continuing Care Retirement Community) Series A 6.50% 1/1/34	571,875	471,957
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 4.00% 9/1/50	1,500,000	$1,612,080
		2,084,037
Housing Revenue Bond — 1.52%
New York City Housing Development Revenue
Series L 5.00% 11/1/26	1,840,000	1,884,344
		1,884,344
Lease Revenue Bonds — 8.17%
Hudson Yards Infrastructure Revenue
5.75% 2/15/47	730,000	743,877
New York Liberty Development Revenue
(3 World Trade Center Project)
Class 1 144A 5.00% 11/15/44 #	500,000	513,135
Class 2 144A 5.15% 11/15/34 #	250,000	261,195
New York State Dormitory Authority Revenue
(Court Facilities Lease) Series A 5.50% 5/15/27(AMBAC)	2,500,000	3,240,300
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority Projects) Series B 5.00% 6/15/43	2,175,000	2,719,033
Syracuse Industrial Development Agency Revenue
(Syracuse City School District Project) 5.00% 5/1/27	2,600,000	2,673,138
		10,150,678
Local General Obligation Bonds — 5.26%
New York, General Obligation
Subseries B-1 5.00% 12/1/34	2,500,000	3,030,125
Subseries F-1 5.00% 4/1/35	1,895,000	2,305,438
Subseries F-1 5.00% 4/1/39	1,000,000	1,200,710
		6,536,273
Pre-Refunded/Escrowed to Maturity Bonds — 5.73%
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project) Series A 6.00% 10/1/31-21§	1,000,000	1,029,170
New York City Water & Sewer System Revenue
Series A 6.00% 6/15/21(AGM)§	1,500,000	1,561,725
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Schedule of investments
Delaware Tax–Free New York II Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/38-23§	2,000,000	$2,237,920
(New York University) Series A 5.00% 7/1/37-23§	1,000,000	1,133,210
Onondaga County Trust For Cultural Resources
(Syracuse University Project) 5.00% 12/1/30-23§	1,000,000	1,152,680
		7,114,705
Special Tax Revenue Bonds — 21.83%
Metropolitan Transportation Authority Revenue
(Climate Certified) 5.00% 11/15/36	3,500,000	4,075,085
New York City Transitional Finance Authority Building Aid Revenue
Series S-3 5.00% 7/15/37	1,000,000	1,237,140
New York City Transitional Finance Authority Future Tax Secured Revenue
(Subordinate)
Series C 5.00% 11/1/33	1,000,000	1,003,570
Subseries B-1 5.00% 8/1/42	2,000,000	2,292,160
Subseries D-1 5.00% 2/1/28	2,500,000	2,539,025
New York City, New York Industrial Development Agency
(Yankee Stadium Project) 7.00% 3/1/49(AGC)	1,000,000	1,004,540
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/40	1,000,000	1,115,940
New York State Dormitory Authority Revenue
(General Purpose) Series A 5.00% 3/15/40	5,000,000	6,109,600
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,965,000	4,133,552
Series A-1 5.00% 7/1/58	2,340,000	2,479,441
Series A-2 4.329% 7/1/40	370,000	378,018
Series A-2 4.536% 7/1/53	330,000	339,382
Series A-2 4.784% 7/1/58	100,000	104,535
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Series A 4.00% 10/1/22	135,000	$133,168
Series A 5.00% 10/1/29	170,000	168,519
		27,113,675
State General Obligation Bonds — 1.92%
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35‡	870,000	554,625
(Public Improvement)
Series A 5.00% 7/1/24 ‡	270,000	193,387
Series A 5.00% 7/1/41 ‡	410,000	259,325
Series A 5.25% 7/1/34 ‡	220,000	158,125
Series A 5.375% 7/1/33 ‡	405,000	287,044
Series B 5.75% 7/1/38 ‡	590,000	415,950
Series C 6.00% 7/1/39 ‡	535,000	378,512

(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35‡	185,000	132,044
		2,379,012
Transportation Revenue Bonds — 11.92%
Metropolitan Transportation Authority Revenue
(Climate Certified) Series C 5.25% 11/15/55	750,000	808,912
New York State Thruway Authority Revenue
Series L 5.00% 1/1/35	1,435,000	1,757,287
New York Transportation Development Special Facilities Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34(AMT)	1,000,000	1,068,440
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
5.00% 4/1/33 (AMT)	715,000	879,486
5.00% 4/1/35 (AMT)	775,000	946,500
5.00% 4/1/37 (AMT)	750,000	908,857
5.00% 4/1/39 (AMT)	350,000	421,561
Port Authority of Guam
Series A 5.00% 7/1/48	1,375,000	1,564,310
Port Authority of New York & New Jersey
5.00% 10/15/42	2,500,000	2,952,950
Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Series A 5.00% 11/15/41	2,000,000	2,359,280
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Schedule of investments
Delaware Tax–Free New York II Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Westchester County Industrial Development Agency
(Million Air Two General Aviation Facilities Project) Series A 144A 7.00% 6/1/46(AMT)#	1,100,000	$1,142,768
		14,810,351
Water & Sewer Revenue Bonds — 4.39%
New York City Water & Sewer System Revenue
(Second General Resolution)
Series EE 5.00% 6/15/40	2,500,000	3,085,425
Series HH 5.00% 6/15/39	2,000,000	2,373,040
		5,458,465
Total Municipal Bonds (cost $112,659,782)		121,771,604

Short-Term Investments — 0.88%
Variable Rate Demand Note — 0.88%
New York City Water & Sewer System Revenue
(Second General Resolution) Subseries DD-2 0.13% 6/15/43 (SPA – JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Total Short-Term Investments (cost $1,100,000)		1,100,000
Total Value of Securities—98.93% (cost $113,759,782)		122,871,604
Receivables and Other Assets Net of Liabilities—1.07%		1,325,168
Net Assets Applicable to 8,647,267 Shares Outstanding—100.00%		$124,196,772
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $3,478,721, which represents 1.88% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
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(Unaudited)
Summary of abbreviations: (continued)
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar
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